Long-term Debt - Schedule of Future Minimum Repayments Under Revolving Credit Facilities and Term Loans (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term debt	$ 3,566.1	$ 3,060.6
Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
2021	286.1
2022	187.9
2023	364.5
2024	877.2
2025	222.7
Thereafter	156.3
Long-term debt	2,094.7
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
2021	50.7
2022	392.2
2023	82.2
2024	247.0
2025	0.0
Thereafter	0.0
Long-term debt	$ 772.1